Schedule of stock option shares activities (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	5,094,600	7,898,740
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.8773	$ 0.7983
Outstanding, Weighted Average Remaining Contractual Life	2 years 3 months 10 days	2 years 9 months 29 days	2 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value	$ 1,942	$ 1,782
Options, Expired		(125,000)
Expired, Weighted Average Exercise Price		$ 1.4000
Options, Exercised	(1,236,150)	(2,679,140)
Exercised, Weighted Average Exercise Price	$ 1.1372	$ 0.6201
Options Outstanding, Ending Balance	3,858,450	5,094,600	7,898,740
Outstanding, Weighted Average Exercise Price, Ending balance	$ 0.7940	$ 0.8773	$ 0.7983
Outstanding, Aggregate Intrinsic Value	$ 995	$ 1,942	$ 1,782
Options Outstanding, Vested and expected to vest	3,858,450
Vested and expected to vest, Weighted Average Exercise Price	$ 0.7940
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 3 months 10 days
Vested and expected to vest, Aggregate Intrinsic Value	$ 995
Options Outstanding, Exercisable	1,286,150
Exercisable, Weighted Average Exercise Price	$ 0.7940
Exercisable, Weighted Average Remaining Contractual Life	2 years 3 months 10 days
Exercisable, Aggregate Intrinsic Value	$ 332